Carnival Corporation & PLC Consolidated Balance Sheets - USD ($) $ in Millions		Nov. 30, 2020	Nov. 30, 2019
Current Assets
Cash and cash equivalents		$ 9,513	$ 518
Trade and other receivables, net		273	444
Inventories		335	427
Prepaid expenses and other		443	671
Total current assets		10,563	2,059
Property and Equipment, Net		38,073	38,131
Operating Lease Right-of-Use Assets	[1]	1,370
Goodwill		807	2,912
Other Intangibles		1,186	1,174
Other Assets		1,594	783
Assets		53,593	45,058
Current Liabilities
Short-term borrowings		3,084	231
Current portion of long-term debt		1,742	1,596
Current portion of operating lease liabilities	[1]	151
Accounts payable		624	756
Accrued liabilities and other		1,144	1,809
Customer deposits		1,940	4,735
Total current liabilities		8,686	9,127
Long-Term Debt		22,130	9,675
Long-Term Operating Lease Liabilities	[1]	1,273
Other Long-Term Liabilities		949	890
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital		13,948	8,807
Retained earnings		16,075	26,653
Accumulated other comprehensive income (loss) (“AOCI”)		(1,436)	(2,066)
Treasury stock, 130 shares at 2020 and 2019 of Carnival Corporation and 60 shares at 2020 and 2019 of Carnival plc, at cost		(8,404)	(8,394)
Total shareholders' equity		20,555	25,365
Liabilities and Shareholders' Equity		53,593	45,058
Common stock
Shareholders' Equity
Common stock		11	7
Ordinary shares
Shareholders' Equity
Common stock		$ 361	$ 358

[1]	We adopted the provisions of Leases on December 1, 2019.